Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Long Term Debt [Abstract]
Long-Term Debt	LONG-TERM DEBT
		2019		2018	2019	2018
Senior Credit Facility	US	$—	US	$—	$—	$—
Unsecured Senior Notes:
6.5% senior notes due 2021		90,625		165,625	117,678	226,113
7.75% senior notes due 2023		344,845		350,000	447,792	477,823
5.25% senior notes due 2024		307,690		351,104	399,545	479,331
7.125% senior notes due 2026		369,735		400,000	480,112	546,084
	US	$1,112,895	US	$1,266,729	1,445,127	1,729,351
Less net unamortized debt issue costs					(17,946)	(23,098)
					$1,427,181	$1,706,253

	Senior Credit Facility	Unsecured Senior Notes	Debt Issue Costs	Total
Balance December 31, 2017	$—	$1,758,519	$(28,082)	$1,730,437
Changes from financing cash flows:
Redemption / repurchase of senior notes	—	(168,722)	—	(168,722)
Non-cash changes:
Gain on redemption / repurchase of unsecured senior notes	—	(5,672)	—	(5,672)
Amortization of debt issue costs	—	—	4,984	4,984
Foreign exchange adjustment	—	145,226	—	145,226
Balance December 31, 2018	—	1,729,351	(23,098)	1,706,253
Changes from financing cash flows:
Redemption / repurchase of senior notes	—	(198,387)	—	(198,387)
Non-cash changes:
Gain on redemption / repurchase of unsecured senior notes	—	(6,815)	—	(6,815)
Amortization of debt issue costs	—	—	5,152	5,152
Foreign exchange adjustment	—	(79,022)	—	(79,022)
Balance December 31, 2019	$—	$1,445,127	$(17,946)	$1,427,181

Long-Term Debt Obligations	Long-term debt obligations at December 31, 2019 will mature as follows:

2020	$—
2021	117,678
2022	—
2023	447,792
Thereafter	879,657
$1,445,127

Schedule of Listing of Currently Applicable Restrictive and Financial Covenants

Following is a listing of the currently applicable restrictive and financial covenants as at December 31, 2019:

	Covenant	At December 31, 2019
Senior Credit Facility
Consolidated senior debt to consolidated covenant EBITDA(1)	≤ 2.50	0.00
Consolidated covenant EBITDA to consolidated interest expense	≥ 2.50	3.39

Unsecured Senior Notes
Consolidated interest coverage ratio	≥ 2.00	3.30

(1) For purposes of calculating the leverage ratio consolidated senior debt only includes secured indebtedness.